Allowance for Loan Losses - Credit Risk Quality Indicators (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 5,734,438	$ 5,920,175	$ 6,066,225
Pass
Financing Receivable, Recorded Investment [Line Items]
Loans	5,678,007	5,870,758	6,016,604
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans	25,044	19,523	11,171
Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans	30,828	29,305	38,450
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans	559	589	0
Loss
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0	0
Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Loans	4,359,720	4,355,942	4,082,893
Real estate loans | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans	4,322,857	4,323,581	4,057,597
Real estate loans | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans	21,052	15,580	5,071
Real estate loans | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans	15,811	16,781	20,225
Real estate loans | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0	0
Real estate loans | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0	0
Real estate loans | Non-owner occupied
Financing Receivable, Recorded Investment [Line Items]
Loans	1,852,903	1,809,356	1,713,104
Real estate loans | Non-owner occupied | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans	1,844,618	1,802,573	1,711,595
Real estate loans | Non-owner occupied | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans	8,285	6,561	1,020
Real estate loans | Non-owner occupied | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans	0	222	489
Real estate loans | Non-owner occupied | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0	0
Real estate loans | Non-owner occupied | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0	0
Real estate loans | Multi-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans	878,239	909,439	839,709
Real estate loans | Multi-family residential | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans	877,574	909,439	839,709
Real estate loans | Multi-family residential | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans		0	0
Real estate loans | Multi-family residential | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans	665	0	0
Real estate loans | Multi-family residential | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0	0
Real estate loans | Multi-family residential | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0	0
Real estate loans | Land development and construction loans
Financing Receivable, Recorded Investment [Line Items]
Loans	291,416	326,644	406,940
Real estate loans | Land development and construction loans | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans	291,416	326,644	406,940
Real estate loans | Land development and construction loans | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0	0
Real estate loans | Land development and construction loans | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0	0
Real estate loans | Land development and construction loans | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0	0
Real estate loans | Land development and construction loans | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0	0
Real estate loans | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans	3,022,558	3,045,439	2,959,753
Real estate loans | Commercial real estate | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans	3,013,608	3,038,656	2,958,244
Real estate loans | Commercial real estate | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans	8,285	6,561	1,020
Real estate loans | Commercial real estate | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans	665	222	489
Real estate loans | Commercial real estate | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0	0
Real estate loans | Commercial real estate | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0	0
Real estate loans | Single-family residential
Financing Receivable, Recorded Investment [Line Items]
Loans	535,306	533,481	512,754
Real estate loans | Single-family residential | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans	528,792	526,373	506,885
Real estate loans | Single-family residential | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0	0
Real estate loans | Single-family residential | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans	6,514	7,108	5,869
Real estate loans | Single-family residential | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0	0
Real estate loans | Single-family residential | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0	0
Real estate loans | Owner-occupied
Financing Receivable, Recorded Investment [Line Items]
Loans	801,856	777,022	610,386
Real estate loans | Owner-occupied | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans	780,457	758,552	592,468
Real estate loans | Owner-occupied | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans	12,767	9,019	4,051
Real estate loans | Owner-occupied | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans	8,632	9,451	13,867
Real estate loans | Owner-occupied | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0	0
Real estate loans | Owner-occupied | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0	0
Commercial loans
Financing Receivable, Recorded Investment [Line Items]
Loans	1,239,525	1,380,428	1,354,755
Commercial loans | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans	1,225,901	1,369,434	1,334,543
Commercial loans | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans	3,992	3,943	6,100
Commercial loans | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans	9,073	6,462	14,112
Commercial loans | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans	559	589	0
Commercial loans | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0	0
Loans to financial institutions and acceptances
Financing Receivable, Recorded Investment [Line Items]
Loans	27,985	68,965	497,626
Loans to financial institutions and acceptances | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans	27,985	68,965	497,626
Loans to financial institutions and acceptances | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0	0
Loans to financial institutions and acceptances | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0	0
Loans to financial institutions and acceptances | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0	0
Loans to financial institutions and acceptances | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0	0
Consumer loans and overdrafts
Financing Receivable, Recorded Investment [Line Items]
Loans	107,208	114,840	130,951
Consumer loans and overdrafts | Pass
Financing Receivable, Recorded Investment [Line Items]
Loans	101,264	108,778	126,838
Consumer loans and overdrafts | Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0	0
Consumer loans and overdrafts | Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans	5,944	6,062	4,113
Consumer loans and overdrafts | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0	0
Consumer loans and overdrafts | Loss
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 0	$ 0	$ 0